Interest in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Master Trust [Line Items]
EBP, Master Trust
The Master Trust investments and the Entergy Savings Plan VIII's interest in the net assets of the Master Trust investments as of December 31, 2025 are as follows:

	Master Trust Balances	Entergy Savings Plan VIII's interest in Master Trust Balances

Investments at fair value
Money market accounts	$7,992,157	$30,108
Common stock*	490,869,721	3,239,690
Common trust funds	4,053,955,347	159,335,199
Brokerage accounts	65,861,469	1,276,456
Total investments at fair value	4,618,678,694	163,881,453

Fully benefit- responsive investment contracts at contract value	325,106,396	1,113,669

Total investments	$4,943,785,090	$164,995,122

The Master Trust investments and the Entergy Savings Plan VIII's interest in the net assets of the Master Trust investments as of December 31, 2024 are as follows:

	Master Trust Balances	Entergy Savings Plan VIII's interest in Master Trust Balances

Investments at fair value
Money market accounts	$12,508,330	$29,435
Common stock*	418,306,585	1,674,338
Common trust funds	3,619,444,179	97,727,765
Brokerage accounts	49,523,086	575,747
Total investments at fair value	4,099,782,180	100,007,285

Fully benefit- responsive investment contracts at contract value	356,246,782	767,542

Total investments	$4,456,028,962	$100,774,827

*The common stock consists entirely of Entergy Corporation common stock.
Investment income in the Master Trust for the year ended December 31, 2025 is summarized as follows:

Investment income:
Dividends	$22,470,312
Net realized and unrealized appreciation of investments	671,296,738
Total investment income	$693,767,050